Document And Entity Information	12 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001875994
Document Type	POS AM
Entity Registrant Name	XINXU COPPER INDUSTRY TECHNOLOGY LIMITED
Entity Incorporation, State or Country Code	E9
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On April 1, 2024, Xinxu Copper Industry Technology Limited (the “Company”) filed a registration statement on Form F-1 (File No.333-278407) as amended, which was declared effective by the Securities and Exchange Commission (the “SEC”) on September 30, 2025. To date, no securities have been sold under the registration statement. This Post-Effective Amendment No. 1 to the registration statement is being filed by the Company to include the audited financial statements for the fiscal year ended June 30, 2025 and certain other information in the registration statement. No additional securities are registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the registration statement.
Amendment Flag	true